Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Finance leases cost:
Less: accumulated depreciation	$ (1,537,617)	$ (1,324,770)
Property and equipment, net	57,989	254,228
Software [Member]
Finance leases cost:
Property and equipment, gross	524,064	496,438
Equipment and furniture [Member]
Finance leases cost:
Property and equipment, gross	1,071,542	1,082,560
Subtotal [Member]
Finance leases cost:
Property and equipment, gross	$ 1,595,606	$ 1,578,998